Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Summary of Quarterly Financial Data

	Quarter Ended
	June 30,	September 30,	December 31,	March 31,
	2014	2014	2014	2015
	(In Thousands, Except Per Share Data)
Interest income	$8,712	$8,899	$8,993	$8,558
Interest expense	2,311	2,317	2,249	2,157
Net Interest Income	6,401	6,582	6,744	6,401
Provision for loan losses	138	301	178	100
Non-interest income	348	474	397	3,094
Non-interest expenses	4,137	4,532	4,075	4,362
Income taxes	852	744	948	1,520
Net Income	$1,622	$1,479	$1,940	$3,513
Net income per common share - basic	$0.06	$0.06	$0.08	$0.14
Net income per common share - diluted	$0.06	$0.06	$0.08	$0.13
Dividends per common share	$0.12	$0.06	$0.06	$0.06
Weighted average number of common shares and common stock equivalents outstanding:
Basic	25,244	25,333	25,594	25,979
Diluted	25,413	25,521	25,728	26,073

Note 16 - Quarterly Financial Data (Unaudited) (Continued)

	Quarter Ended
	June 30,	September 30,	December 31,	March 31,
	2013	2013	2013	2014
	(In Thousands, Except Per Share Data)
Interest income	$8,187	$8,310	$8,583	$8,657
Interest expense	2,514	2,514	2,491	2,343
Net Interest Income	5,673	5,796	6,092	6,314
Provision for loan losses	180	356	128	113
Non-interest income	883	321	311	352
Non-interest expenses	3,673	3,624	3,613	4,171
Income taxes	955	732	907	825
Net Income	$1,748	$1,405	$1,755	$1,557
Net income per common share - basic	$0.07	$0.06	$0.07	$0.06
Net income per common share - diluted	$0.07	$0.05	$0.07	$0.06
Dividends per common share	$0.06	$0.06	$0.06	$—
Weighted average number of common shares and common stock equivalents outstanding:
Basic	25,279	25,309	25,387	25,590
Diluted	25,508	25,555	25,643	25,817